UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1400

Fidelity Contrafund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor New Insights Fund
Class A
Class T
Class B
Class C
Institutional Class

September 30, 2010

1.808768.106

ANIF-QTLY-1110

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 18.4%
Auto Components - 0.1%
Autoliv, Inc.	1,700	$ 111
Gentex Corp.	262,100	5,114
TRW Automotive Holdings Corp. (a)	166,000	6,899
		12,124
Automobiles - 0.6%
BYD Co. Ltd. (H Shares) (c)	2,928,190	23,530
Ford Motor Co. (a)	1,445,200	17,689
Geely Automobile Holdings Ltd. (c)	32,540,000	16,146
Honda Motor Co. Ltd. sponsored ADR	79,600	2,833
Hyundai Motor Co.	93,651	12,566
Toyota Motor Corp.	75,300	2,699
		75,463
Diversified Consumer Services - 0.2%
Ambow Education Holding Ltd. ADR	357,100	3,557
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	35,200	3,435
Strayer Education, Inc. (c)	79,080	13,799
		20,791
Hotels, Restaurants & Leisure - 4.8%
7 Days Group Holdings Ltd. ADR	155,300	2,794
Cafe de Coral Holdings Ltd.	724,000	2,058
China Lodging Group Ltd. ADR (c)	113,250	2,658
Chipotle Mexican Grill, Inc. (a)	588,628	101,244
Ctrip.com International Ltd. sponsored ADR (a)	549,500	26,239
Home Inns & Hotels Management, Inc. sponsored ADR (a)(c)	458,300	22,658
InterContinental Hotel Group PLC	395,000	7,053
Las Vegas Sands Corp. (a)(c)	708,700	24,698
Little Sheep Group Ltd.	6,311,000	4,270
Marriott International, Inc. Class A	299,590	10,734
McDonald's Corp.	4,158,227	309,829
Panera Bread Co. Class A (a)	39,600	3,509
Sands China Ltd.	3,660,400	6,605
Starbucks Corp.	2,125,000	54,358
Tim Hortons, Inc.	1,912,000	69,616
WMS Industries, Inc. (a)	120,000	4,568
Wynn Macau Ltd.	780,000	1,349
		654,240
Household Durables - 0.1%
iRobot Corp. (a)	148,982	2,767
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Tempur-Pedic International, Inc. (a)	307,163	$ 9,522
Whirlpool Corp.	52,400	4,242
		16,531
Internet & Catalog Retail - 2.1%
Amazon.com, Inc. (a)	1,157,500	181,797
ASOS PLC (a)	308,900	5,508
Expedia, Inc.	239,100	6,745
Liberty Media Corp. Interactive Series A (a)	303,100	4,156
MakeMyTrip Ltd.	38,900	1,506
Ocado Group PLC (a)(c)	2,959,500	6,095
Priceline.com, Inc. (a)	247,400	86,179
Start Today Co. Ltd.	416	1,160
		293,146
Leisure Equipment & Products - 0.1%
Hasbro, Inc.	84,900	3,779
Mattel, Inc.	220,900	5,182
		8,961
Media - 4.4%
CKX, Inc. (a)	59,093	290
Comcast Corp. Class A	37,000	669
DIRECTV (a)	2,550,735	106,187
Discovery Communications, Inc. (a)	2,756,500	120,046
DreamWorks Animation SKG, Inc. Class A (a)	265,124	8,460
Legend Pictures Holdings LLC (i)	5,533	4,150
Liberty Global, Inc. Class A (a)	44,300	1,365
Liberty Media Corp.:
Capital Series A (a)	202,932	10,565
Starz Series A (a)	159,890	10,374
Naspers Ltd. Class N	153,400	7,500
Pearson PLC	93,300	1,447
ReachLocal, Inc.	120,434	1,660
Scripps Networks Interactive, Inc. Class A	897,600	42,708
The Walt Disney Co.	8,225,985	272,362
The Weinstein Co. III Holdings, LLC Class A-1 (a)(i)	2,267	850
Viacom, Inc. Class B (non-vtg.)	105,800	3,829
Virgin Media, Inc.	393,800	9,065
		601,527
Multiline Retail - 0.9%
99 Cents Only Stores (a)	513,100	9,687
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Big Lots, Inc. (a)	256,600	$ 8,532
Dollar General Corp.	204,100	5,970
Dollar Tree, Inc. (a)	1,860,400	90,713
Dollarama, Inc.	285,400	7,504
Dollarama, Inc. (e)	229,600	6,037
Golden Eagle Retail Group Ltd. (H Shares)	96,000	272
		128,715
Specialty Retail - 3.1%
Abercrombie & Fitch Co. Class A	190,000	7,471
Aeropostale, Inc. (a)	355,550	8,267
AutoZone, Inc. (a)	64,200	14,696
Bed Bath & Beyond, Inc. (a)	709,800	30,812
Belle International Holdings Ltd.	6,979,000	14,014
Chico's FAS, Inc.	378,900	3,986
DSW, Inc. Class A (a)(c)	29,300	841
Fourlis Holdings SA	527,400	4,257
Hengdeli Holdings Ltd.	164,000	76
I.T Ltd.	352,000	241
Inditex SA	60,501	4,807
J. Crew Group, Inc. (a)	1,194,215	40,150
L'Occitane Ltd.	298,000	830
Lumber Liquidators Holdings, Inc. (a)	174,100	4,278
Mr. Price Group Ltd.	114,500	903
O'Reilly Automotive, Inc. (a)	286,400	15,236
Ross Stores, Inc.	744,573	40,669
rue21, Inc. (c)	71,000	1,833
TJX Companies, Inc.	4,532,500	202,285
Tractor Supply Co.	71,600	2,840
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	49,100	1,434
Urban Outfitters, Inc. (a)	773,400	24,316
		424,242
Textiles, Apparel & Luxury Goods - 2.0%
Anta Sports Products Ltd.	2,096,000	4,857
Burberry Group PLC	1,009,000	16,485
China Dongxiang Group Co. Ltd.	304,000	175
China Hongxing Sports Ltd.	6,000,000	821
Coach, Inc.	320,100	13,751
Deckers Outdoor Corp. (a)	190,000	9,492
Li Ning Co. Ltd.	359,000	1,090
Maidenform Brands, Inc. (a)	258,400	7,455
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
NIKE, Inc. Class B	2,368,200	$ 189,788
Phillips-Van Heusen Corp.	101,853	6,127
Polo Ralph Lauren Corp. Class A	126,900	11,403
Steven Madden Ltd. (a)	298,100	12,240
Titan Industries Ltd.	22,973	1,688
Warnaco Group, Inc. (a)	27,600	1,411
		276,783
TOTAL CONSUMER DISCRETIONARY		2,512,523
CONSUMER STAPLES - 6.7%
Beverages - 2.5%
Anheuser-Busch InBev SA NV	528,037	31,065
Boston Beer Co., Inc. Class A (a)	42,100	2,815
C&C Group PLC	676,053	2,968
Coca-Cola Bottling Co. Consolidated	30,294	1,603
Coca-Cola FEMSA SAB de CV sponsored ADR	28,300	2,214
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	30,400	3,763
Diageo PLC sponsored ADR	74,700	5,155
Dr Pepper Snapple Group, Inc.	284,600	10,109
Hansen Natural Corp. (a)	27,100	1,263
The Coca-Cola Co.	4,718,100	276,103
Tsingtao Brewery Co. Ltd. (H Shares)	1,244,000	7,167
		344,225
Food & Staples Retailing - 0.5%
Bim Birlesik Magazalar AS JSC	42,000	1,212
Costco Wholesale Corp.	295,000	19,025
Drogasil SA	142,500	3,635
Koninklijke Ahold NV	982,150	13,241
Shoprite Holdings Ltd.	106,800	1,516
Tesco PLC	2,957,822	19,702
Wal-Mart de Mexico SA de CV Series V	3,192,100	7,999
Whole Foods Market, Inc. (a)	33,900	1,258
		67,588
Food Products - 1.1%
China Yurun Food Group Ltd.	765,000	2,840
Diamond Foods, Inc. (c)	239,000	9,797
General Mills, Inc.	479,700	17,528
Green Mountain Coffee Roasters, Inc. (a)	195,700	6,104
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Hershey Co.	48,800	$ 2,322
Nestle SA	674,331	35,932
Shenguan Holdings Group Ltd.	1,190,000	1,396
Tingyi (Cayman Islands) Holding Corp.	7,272,000	20,057
TreeHouse Foods, Inc. (a)	608,893	28,070
Want Want China Holdings Ltd.	27,796,000	25,793
		149,839
Household Products - 1.9%
Colgate-Palmolive Co.	2,188,300	168,193
Procter & Gamble Co.	1,622,967	97,329
		265,522
Personal Products - 0.7%
BaWang International (Group) Holding Ltd. (c)	7,087,000	3,142
Estee Lauder Companies, Inc. Class A	712,400	45,045
Hengan International Group Co. Ltd.	1,582,000	15,771
Hypermarcas SA (a)	539,900	8,276
Natura Cosmeticos SA	160,100	4,321
Nu Skin Enterprises, Inc. Class A	447,400	12,885
		89,440
TOTAL CONSUMER STAPLES		916,614
ENERGY - 4.9%
Energy Equipment & Services - 0.5%
Schlumberger Ltd.	970,300	59,780
Seadrill Ltd.	143,000	4,132
		63,912
Oil, Gas & Consumable Fuels - 4.4%
Anadarko Petroleum Corp.	505,800	28,856
Apache Corp.	158,500	15,495
Birchcliff Energy Ltd. (a)	1,304,400	11,107
Canadian Natural Resources Ltd.	978,100	33,838
Cimarex Energy Co.	18,400	1,218
Clean Energy Fuels Corp. (a)(c)	1,000,500	14,217
Concho Resources, Inc. (a)	819,200	54,206
Concho Resources, Inc. (a)(f)(i)	123,780	7,371
Crescent Point Energy Corp.	342,700	12,629
Crescent Point Energy Corp. (e)(f)	83,300	3,070
EnCana Corp.	93,500	2,826
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
EOG Resources, Inc.	546,100	$ 50,771
GoviEx Uranium, Inc. (a)(i)	3,477,000	6,954
Gran Tierra Energy, Inc. (a)	216,800	1,673
Ivanhoe Energy, Inc. (a)(c)	2,114,400	4,501
Ivanhoe Energy, Inc. (a)(e)	618,000	1,316
Ivanhoe Energy, Inc. warrants 1/26/11 (a)(e)	154,500	1
Mariner Energy, Inc. (a)	274,900	6,661
Niko Resources Ltd.	113,100	11,132
Noble Energy, Inc.	2,347,900	176,304
Northern Oil & Gas, Inc. (a)	229,500	3,888
Oasis Petroleum, Inc. (a)	327,400	6,342
Occidental Petroleum Corp.	1,189,800	93,161
OGX Petroleo e Gas Participacoes SA (a)	282,200	3,669
Pacific Rubiales Energy Corp. (a)	178,700	5,025
Petroplus Holdings AG	576,187	6,991
Sable Mining Africa Ltd. (a)(d)	57,229,898	23,600
Skope Energy Partners warrants 9/30/15 (a)(e)	784,000	7,621
Sunoco, Inc.	106,100	3,873
TransAtlantic Petroleum Ltd. (a)(e)	918,400	2,705
Venoco, Inc. (a)(c)	137,000	2,689
Whiting Petroleum Corp. (a)	56,000	5,349
		609,059
TOTAL ENERGY		672,971
FINANCIALS - 9.1%
Capital Markets - 0.3%
Charles Schwab Corp.	198,700	2,762
Franklin Resources, Inc.	57,800	6,179
Morgan Stanley	612,900	15,126
T. Rowe Price Group, Inc.	387,700	19,410
		43,477
Commercial Banks - 3.4%
Banco Do Brasil SA	154,200	2,903
Banco Macro SA sponsored ADR	22,200	989
Banco Santander Chile sponsored ADR	29,100	2,810
BOK Financial Corp.	24,700	1,115
China Construction Bank Corp. (H Shares)	5,967,000	5,229
Dena Bank	163,396	391
HDFC Bank Ltd. sponsored ADR	58,800	10,841
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Itau Unibanco Banco Multiplo SA:
ADR	208,470	$ 5,041
ADR (a)(e)	2,859,700	69,148
M&T Bank Corp. (c)	155,600	12,730
PT Bank Central Asia Tbk	5,727,000	4,299
Royal Bank of Canada	159,000	8,283
Standard Bank Group Ltd.	173,000	2,755
Standard Chartered PLC (United Kingdom)	2,032,120	58,292
State Bank of India	114,236	8,305
Wells Fargo & Co.	10,948,685	275,140
		468,271
Consumer Finance - 0.2%
American Express Co.	502,100	21,103
Cardtronics, Inc. (a)	79,900	1,233
Credit Acceptance Corp. (a)(c)	26,900	1,629
Green Dot Corp. (c)	15,300	742
		24,707
Diversified Financial Services - 0.6%
Banco ABC Brasil SA	154,000	1,464
Citigroup, Inc. (a)	1,825,800	7,121
Hong Kong Exchanges and Clearing Ltd.	464,600	9,149
JPMorgan Chase & Co.	1,684,519	64,130
PHH Corp. (a)	51,900	1,093
		82,957
Insurance - 4.4%
ACE Ltd.	81,700	4,759
Admiral Group PLC	1,173,400	30,710
Berkshire Hathaway, Inc. Class A (a)	3,701	460,775
CNinsure, Inc. ADR (c)	38,800	907
Fairfax Financial Holdings Ltd. (sub. vtg.)	44,700	18,206
MetLife, Inc.	656,800	25,254
The Chubb Corp.	944,800	53,844
The Travelers Companies, Inc.	85,200	4,439
		598,894
Real Estate Investment Trusts - 0.1%
Simon Property Group, Inc.	106,972	9,921
Starwood Property Trust, Inc.	55,700	1,107
		11,028
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 0.1%
BR Malls Participacoes SA	149,000	$ 1,229
CB Richard Ellis Group, Inc. Class A (a)	52,300	956
Jones Lang LaSalle, Inc.	7,100	613
Wharf Holdings Ltd.	997,000	6,412
		9,210
TOTAL FINANCIALS		1,238,544
HEALTH CARE - 9.1%
Biotechnology - 2.6%
Abraxis BioScience, Inc. (a)	21,500	1,663
Acorda Therapeutics, Inc. (a)	17,539	579
Alexion Pharmaceuticals, Inc. (a)	412,700	26,561
ARIAD Pharmaceuticals, Inc. (a)	2,000,000	7,640
AVEO Pharmaceuticals, Inc.	2,900	32
Biogen Idec, Inc. (a)	323,900	18,177
BioMarin Pharmaceutical, Inc. (a)	131,900	2,948
Celgene Corp. (a)	764,300	44,031
Gilead Sciences, Inc. (a)	4,343,400	154,668
Human Genome Sciences, Inc. (a)	819,600	24,416
Incyte Corp. (a)(c)	732,300	11,709
Medivation, Inc. (a)(c)	875,461	11,381
RXi Pharmaceuticals Corp. (a)(c)	571,429	1,640
RXi Pharmaceuticals Corp. warrants 2/4/15 (a)	228,571	347
Targacept, Inc. (a)	1,118,700	24,992
Theravance, Inc. (a)	38,629	776
United Therapeutics Corp. (a)	188,800	10,575
Vertex Pharmaceuticals, Inc. (a)	120,700	4,173
		346,308
Health Care Equipment & Supplies - 1.0%
Alcon, Inc.	6,400	1,067
American Medical Systems Holdings, Inc. (a)	95,300	1,866
C. R. Bard, Inc.	95,199	7,752
Covidien PLC	315,066	12,663
Cyberonics, Inc. (a)	129,200	3,447
DENTSPLY International, Inc.	78,717	2,517
Edwards Lifesciences Corp. (a)	675,864	45,317
Gen-Probe, Inc. (a)	90,200	4,371
Hill-Rom Holdings, Inc.	458,919	16,471
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
I-Pulse, Inc. (a)	58,562	$ 94
I-Pulse, Inc. warrants 12/15/10 (a)	58,562	0
Intuitive Surgical, Inc. (a)	23,100	6,554
Microport Scientific Corp.	272,000	303
Neogen Corp. (a)	19,400	657
ResMed, Inc. (a)	354,400	11,628
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	4,320,000	12,305
superDimension Ltd. (a)	6,622	142
superDimension Ltd. warrants 6/16/20 (a)	1,656	0
Thoratec Corp. (a)	142,000	5,251
Volcano Corp. (a)	310,600	8,069
		140,474
Health Care Providers & Services - 0.9%
AmerisourceBergen Corp.	600	18
Cardinal Health, Inc.	63,800	2,108
Diagnosticos da America SA	118,000	1,398
Express Scripts, Inc. (a)	470,100	22,894
HMS Holdings Corp. (a)	141,700	8,352
Humana, Inc. (a)	25,400	1,276
Magellan Health Services, Inc. (a)	181,700	8,584
Medco Health Solutions, Inc. (a)	1,291,100	67,215
Sinopharm Group Co. Ltd. (H Shares)	438,000	1,809
UnitedHealth Group, Inc.	234,500	8,233
		121,887
Health Care Technology - 0.5%
Cerner Corp. (a)	472,073	39,649
MedAssets, Inc. (a)(c)	175,800	3,699
Quality Systems, Inc. (c)	352,500	23,374
		66,722
Life Sciences Tools & Services - 0.9%
Fluidigm Corp. (a)	3,117	6
Life Technologies Corp. (a)	301,000	14,054
Mettler-Toledo International, Inc. (a)	597,000	74,291
QIAGEN NV (a)	188,900	3,351
Waters Corp. (a)	358,600	25,382
		117,084
Pharmaceuticals - 3.2%
Abbott Laboratories	2,532,500	132,298
Allergan, Inc.	37,700	2,508
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
AstraZeneca PLC (United Kingdom)	1,396,368	$ 70,883
Auxilium Pharmaceuticals, Inc. (a)	36,100	895
Bayer AG	41,779	2,914
Bristol-Myers Squibb Co.	384,300	10,418
Dr. Reddy's Laboratories Ltd. sponsored ADR (c)	305,400	9,840
Forest Laboratories, Inc. (a)	115,500	3,572
MAP Pharmaceuticals, Inc. (a)	599,800	9,177
Medicis Pharmaceutical Corp. Class A	45,200	1,340
Novo Nordisk AS Series B	625,387	61,893
NuPathe, Inc.	135,000	973
Optimer Pharmaceuticals, Inc. (a)	70,600	647
Perrigo Co.	317,700	20,403
Salix Pharmaceuticals Ltd. (a)	312,500	12,413
Shionogi & Co. Ltd.	108,000	1,973
Shire PLC	936,100	21,074
Teva Pharmaceutical Industries Ltd. sponsored ADR	824,700	43,503
Valeant Pharmaceuticals International, Inc.	1,236,306	31,186
Warner Chilcott PLC	105,700	2,372
		440,282
TOTAL HEALTH CARE		1,232,757
INDUSTRIALS - 4.0%
Aerospace & Defense - 0.1%
DigitalGlobe, Inc. (a)	100,600	3,058
TransDigm Group, Inc.	44,600	2,767
United Technologies Corp.	88,200	6,282
		12,107
Air Freight & Logistics - 0.6%
Air Lease Corp. Class A (a)(e)	320,800	6,576
C.H. Robinson Worldwide, Inc.	1,146,872	80,189
Expeditors International of Washington, Inc.	29,400	1,359
		88,124
Airlines - 0.1%
Southwest Airlines Co.	549,900	7,187
Building Products - 0.0%
Armstrong World Industries, Inc. (a)	34,300	1,424
Commercial Services & Supplies - 0.5%
APAC Customer Services, Inc. (a)	2,529,925	14,319
Interface, Inc. Class A	59,300	844
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Republic Services, Inc.	43,500	$ 1,326
Stericycle, Inc. (a)	592,315	41,154
Waste Connections, Inc. (a)	168,000	6,663
		64,306
Construction & Engineering - 0.0%
Jacobs Engineering Group, Inc. (a)	65,200	2,523
Electrical Equipment - 0.4%
American Superconductor Corp. (a)(c)	378,600	11,774
Cooper Industries PLC Class A	495,845	24,262
Fushi Copperweld, Inc. (a)	699,600	6,080
Roper Industries, Inc.	84,400	5,501
Sensata Technologies Holding BV	129,500	2,559
		50,176
Industrial Conglomerates - 0.1%
3M Co.	96,300	8,350
Beijing Enterprises Holdings Ltd.	635,500	4,521
General Electric Co.	158,100	2,569
Koc Holding AS	187,000	892
		16,332
Machinery - 1.2%
AGCO Corp. (a)	34,700	1,354
ArvinMeritor, Inc. (a)	294,200	4,572
Ashok Leyland Ltd.	494,704	800
Caterpillar, Inc.	88,900	6,995
China Automation Group Ltd.	10,109,000	8,156
Cummins, Inc.	217,200	19,674
Danaher Corp.	1,934,354	78,554
PACCAR, Inc.	735,323	35,406
SmartHeat, Inc. (a)	386,200	2,410
Tata Motors Ltd. sponsored ADR (c)	281,700	7,186
		165,107
Professional Services - 0.1%
51job, Inc. sponsored ADR (a)(c)	43,100	1,615
IHS, Inc. Class A (a)	114,500	7,786
SEEK Ltd.	1,250,000	9,038
		18,439
Road & Rail - 0.8%
Canadian National Railway Co.	806,800	51,604
CSX Corp.	379,000	20,966
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
Hertz Global Holdings, Inc. (a)	100,200	$ 1,061
Localiza Rent A Car SA	93,400	1,555
Norfolk Southern Corp.	133,000	7,915
Union Pacific Corp.	299,700	24,515
		107,616
Trading Companies & Distributors - 0.1%
W.W. Grainger, Inc.	137,600	16,390
TOTAL INDUSTRIALS		549,731
INFORMATION TECHNOLOGY - 32.3%
Communications Equipment - 2.0%
Acme Packet, Inc. (a)	395,800	15,017
Adtran, Inc.	237,100	8,370
Aruba Networks, Inc. (a)	473,200	10,098
BYD Electronic International Co. Ltd.	5,464,500	3,141
Cisco Systems, Inc. (a)	3,173,800	69,506
F5 Networks, Inc. (a)	661,500	68,670
HTC Corp.	1,336,850	30,379
JDS Uniphase Corp. (a)	421,400	5,221
Juniper Networks, Inc. (a)	497,400	15,096
Motorola, Inc. (a)	814,700	6,949
QUALCOMM, Inc.	754,500	34,043
Riverbed Technology, Inc. (a)	14,900	679
		267,169
Computers & Peripherals - 8.6%
Apple, Inc. (a)	3,206,953	909,972
EMC Corp. (a)	2,946,700	59,847
Hewlett-Packard Co.	2,503,400	105,318
Isilon Systems, Inc. (a)	73,600	1,640
Lexmark International, Inc. Class A (a)	135,200	6,033
NetApp, Inc. (a)	1,839,100	91,569
Synaptics, Inc. (a)	22,400	630
		1,175,009
Electronic Equipment & Components - 1.0%
Agilent Technologies, Inc. (a)	209,000	6,974
Amphenol Corp. Class A	2,064,640	101,126
E Ink Holdings, Inc. (a)	899,000	1,746
E Ink Holdings, Inc. GDR (a)(e)	89,500	1,736
Fabrinet (a)	40,459	640
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
FLIR Systems, Inc. (a)	156,000	$ 4,009
IPG Photonics Corp. (a)	85,400	2,062
Plexus Corp. (a)	245,600	7,208
Power-One, Inc. (a)(c)	223,800	2,034
Wasion Group Holdings Ltd.	3,914,000	3,001
		130,536
Internet Software & Services - 6.3%
Akamai Technologies, Inc. (a)	212,900	10,683
Baidu.com, Inc. sponsored ADR (a)	377,200	38,708
Constant Contact, Inc. (a)(c)	373,700	8,008
eBay, Inc. (a)	1,691,000	41,260
Google, Inc. Class A (a)	1,243,505	653,822
LivePerson, Inc. (a)	652,100	5,478
LogMeIn, Inc. (a)(c)	221,200	7,959
Mercadolibre, Inc. (a)(c)	206,800	14,927
Open Text Corp. (a)	35,500	1,675
OpenTable, Inc. (a)	235,000	15,999
Tencent Holdings Ltd.	2,139,000	46,755
VistaPrint Ltd. (a)	150,300	5,809
WebMD Health Corp. (a)	230,036	11,472
		862,555
IT Services - 3.3%
Accenture PLC Class A	1,357,100	57,663
Cognizant Technology Solutions Corp. Class A (a)	753,000	48,546
Fidelity National Information Services, Inc.	624,947	16,955
Fiserv, Inc. (a)	98,400	5,296
Hewitt Associates, Inc. Class A (a)	161,000	8,119
hiSoft Technology International Ltd. ADR (a)	73,800	1,815
iGate Corp.	283,555	5,144
International Business Machines Corp.	20,000	2,683
MasterCard, Inc. Class A	47,669	10,678
Redecard SA	413,200	6,446
Sapient Corp.	113,900	1,363
VeriFone Holdings, Inc. (a)	48,600	1,510
Visa, Inc. Class A	3,803,800	282,470
		448,688
Semiconductors & Semiconductor Equipment - 6.1%
Altera Corp.	3,469,500	104,640
Analog Devices, Inc.	507,600	15,928
Applied Micro Circuits Corp. (a)	116,200	1,162
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ARM Holdings PLC sponsored ADR (c)	2,159,200	$ 40,507
ASML Holding NV	396,800	11,797
Atheros Communications, Inc. (a)	346,286	9,125
Atmel Corp. (a)	1,037,700	8,260
Avago Technologies Ltd. (a)	1,902,500	42,825
Broadcom Corp. Class A	2,430,200	86,005
Cavium Networks, Inc. (a)(c)	485,100	13,951
Cirrus Logic, Inc. (a)(c)	947,200	16,898
Cree, Inc. (a)(c)	726,200	39,425
GT Solar International, Inc. (a)	335,400	2,807
Lam Research Corp. (a)	26,300	1,101
Linear Technology Corp.	901,600	27,706
Marvell Technology Group Ltd. (a)	5,862,500	102,652
Maxim Integrated Products, Inc.	404,900	7,495
Micrel, Inc. (c)	1,215,577	11,986
Microchip Technology, Inc. (c)	44,800	1,409
Netlogic Microsystems, Inc. (a)(c)	736,387	20,310
Novellus Systems, Inc. (a)	399,900	10,629
NVIDIA Corp. (a)	3,637,800	42,490
ON Semiconductor Corp. (a)	488,000	3,518
Power Integrations, Inc.	85,700	2,724
Samsung Electronics Co. Ltd.	165,524	112,793
Skyworks Solutions, Inc. (a)	2,477,376	51,232
SMA Solar Technology AG (c)	21,400	2,364
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,641,046	16,640
Trina Solar Ltd. ADR (a)(c)	95,500	2,882
TriQuint Semiconductor, Inc. (a)	915,297	8,787
Volterra Semiconductor Corp. (a)	92,605	1,993
Xilinx, Inc.	355,300	9,455
		831,496
Software - 5.0%
Activision Blizzard, Inc.	716,000	7,747
ANSYS, Inc. (a)	25,600	1,082
ArcSight, Inc. (a)	306,839	13,366
Ariba, Inc. (a)	315,938	5,971
Autonomy Corp. PLC (a)	99,600	2,837
BMC Software, Inc. (a)	1,139,100	46,111
CA, Inc.	132,800	2,805
Check Point Software Technologies Ltd. (a)	1,521,900	56,204
ChinaCache International Holdings Ltd. sponsored ADR (a)	29,100	404
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Citrix Systems, Inc. (a)	1,481,200	$ 101,077
ebix.com, Inc. (a)	60,935	1,429
Fortinet, Inc.	277,000	6,925
Informatica Corp. (a)	916,779	35,213
Intuit, Inc. (a)	753,200	32,998
NetSuite, Inc. (a)	4,600	108
Oracle Corp.	5,809,150	155,976
QLIK Technologies, Inc.	143,600	3,166
RealPage, Inc.	70,473	1,345
Red Hat, Inc. (a)	490,800	20,123
Rovi Corp. (a)	814,000	41,034
Salesforce.com, Inc. (a)	638,400	71,373
SolarWinds, Inc. (a)(c)	456,700	7,883
Solera Holdings, Inc.	224,900	9,932
Sourcefire, Inc. (a)	863,140	24,893
SuccessFactors, Inc. (a)	103,900	2,609
TeleNav, Inc. (c)	54,000	286
TIBCO Software, Inc. (a)	765,900	13,587
Trion World Network, Inc. warrants 8/10/17 (a)(i)	18,952	0*
VanceInfo Technologies, Inc. ADR (a)	536,600	17,354
		683,838
TOTAL INFORMATION TECHNOLOGY		4,399,291
MATERIALS - 7.4%
Chemicals - 0.6%
E.I. du Pont de Nemours & Co.	35,700	1,593
Ecolab, Inc.	333,500	16,922
Huabao International Holdings Ltd.	27,046,000	42,178
Lubrizol Corp.	15,600	1,653
PPG Industries, Inc.	19,200	1,398
STR Holdings, Inc. (c)	489,000	10,533
		74,277
Containers & Packaging - 0.0%
Crown Holdings, Inc. (a)	44,900	1,287
Metals & Mining - 6.8%
Alamos Gold, Inc.	356,300	6,075
Allied Nevada Gold Corp. (a)	342,000	9,039
Andean Resources Ltd. (a)	186,036	1,140
Andean Resources Ltd. (a)(e)	1,076,700	6,541
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
AngloGold Ashanti Ltd. sponsored ADR	1,274,000	$ 58,910
Aurizon Mines Ltd. (a)	664,200	4,584
B2Gold Corp. (a)	3,603,000	6,724
B2Gold Corp. (a)(e)	660,000	1,232
Crocodile Gold Corp. (a)(c)	4,370,100	4,545
Eldorado Gold Corp.	5,636,403	104,208
Franco-Nevada Corp.	1,786,400	56,210
Franco-Nevada Corp. (e)	126,300	3,974
Franco-Nevada Corp. warrants 6/16/17 (a)(e)	63,150	497
Freeport-McMoRan Copper & Gold, Inc.	15,700	1,341
Fronteer Gold, Inc. (a)	173,300	1,242
Gabriel Resources Ltd. (a)	138,600	803
Goldcorp, Inc.	3,252,901	141,341
Golden Star Resources Ltd. Cda (a)	559,500	2,757
Ivanhoe Mines Ltd. (a)	3,391,600	79,585
Kinross Gold Corp. (e)	175,844	3,299
Kinross Gold Corp.	5,594,814	104,962
Kinross Gold Corp.:
warrants 9/17/14 (a)(e)	10,879	47
warrants 9/17/14 (a)	147,543	631
Molycorp, Inc.	115,900	3,279
New Gold, Inc. (a)	1,958,700	13,137
Newcrest Mining Ltd.	4,560,512	174,882
Novagold Resources, Inc. (a)	424,500	3,685
Osisko Mining Corp. (a)	258,600	3,683
Rainy River Resources Ltd. (a)	753,300	6,261
Randgold Resources Ltd. sponsored ADR	992,222	100,671
Romarco Minerals, Inc. (a)	1,193,700	2,611
San Gold Corp. (a)	2,412,500	7,668
Silver Wheaton Corp. (a)	276,300	7,359
Tahoe Resources, Inc. (e)	647,300	5,764
Ventana Gold Corp. (a)	325,400	3,305
		931,992
TOTAL MATERIALS		1,007,556
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.1%
China Unicom (Hong Kong) Ltd. sponsored ADR	592,200	8,622
Wireless Telecommunication Services - 0.6%
American Tower Corp. Class A (a)	784,400	40,208
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Clearwire Corp. Class A (a)	511,866	$ 4,141
SOFTBANK CORP.	43,700	1,430
Sprint Nextel Corp. (a)	7,212,275	33,393
Syniverse Holdings, Inc. (a)	306,948	6,959
Vivo Participacoes SA sponsored ADR	155,100	4,214
		90,345
TOTAL TELECOMMUNICATION SERVICES		98,967
UTILITIES - 0.1%
Multi-Utilities - 0.1%
YTL Corp. Bhd	3,794,910	9,220
TOTAL COMMON STOCKS (Cost $9,632,378)		12,638,174
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.1%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Ning, Inc. Series D 8.00% (a)(i)	541,260	3,191
HEALTH CARE - 0.1%
Biotechnology - 0.1%
Light Sciences Oncology, Inc. (a)(i)	463,700	1,855
Light Sciences Oncology, Inc. Series B (a)(i)	1,792,115	7,168
		9,023
Health Care Equipment & Supplies - 0.0%
superDimension Ltd. 6.00% (a)(i)	91,600	1,963
Life Sciences Tools & Services - 0.0%
Fluidigm Corp. (a)	143,925	1,007
TOTAL HEALTH CARE		11,993
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
Digg, Inc. Series C, 8.00% (a)(i)	64,821	486
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
INFORMATION TECHNOLOGY - continued
Software - 0.0%
Trion World Network, Inc.:
Series C, 8.00% (a)(i)	602,295	$ 2,578
Series C-1, 8.00% (a)(i)	47,380	203
		2,781
TOTAL INFORMATION TECHNOLOGY		3,267
TOTAL CONVERTIBLE PREFERRED STOCKS		18,451
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Life Sciences Tools & Services - 0.0%
Fluidigm Corp. Series E (a)	3,117	22
TOTAL PREFERRED STOCKS (Cost $30,951)		18,473
Notes - 0.0%
	Principal Amount (000s)
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Light Sciences Oncology, Inc. convertible note 15% 11/4/11 (h)(i) (Cost $1,505)	$ 1,505	1,505
Money Market Funds - 9.6%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.25% (g)	985,846,970	$ 985,847
Fidelity Securities Lending Cash Central Fund, 0.26% (b)(g)	315,913,486	315,913
TOTAL MONEY MARKET FUNDS (Cost $1,301,760)		1,301,760
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $10,966,594)		13,959,912
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(329,182)
NET ASSETS - 100%		$ 13,630,730
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $119,564,000 or 0.9% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(h) Includes a Facility Warrant

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $38,274,000 or 0.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Concho Resources, Inc.	7/20/10	$ 5,607
Digg, Inc. Series C, 8.00%	9/23/08	$ 683
GoviEx Uranium, Inc.	9/28/07 - 4/6/10	$ 7,499
Legend Pictures Holdings LLC	9/23/10	$ 4,150
Light Sciences Oncology, Inc.	7/9/08	$ 3,881
Light Sciences Oncology, Inc. convertible note 15% 11/4/11	10/22/09	$ 1,505
Light Sciences Oncology, Inc. Series B	4/4/07	$ 15,000
Ning, Inc. Series D 8.00%	3/19/08	$ 3,870
superDimension Ltd. 6.00%	2/27/08 - 5/22/08	$ 1,963
The Weinstein Co. III Holdings, LLC Class A-1	10/19/05	$ 2,267
Trion World Network, Inc. warrants 8/10/17	8/10/10	$ 0*
Trion World Network, Inc.: Series C, 8.00%	8/22/08	$ 3,307
Series C-1, 8.00%	8/10/10	$ 260
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,500
Fidelity Securities Lending Cash Central Fund	1,453
Total	$ 2,953
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
APAC Customer Services, Inc.	$ 16,283	$ 405	$ 1,386	$ -	$ -
Sable Mining Africa Ltd.	5,142	15,250	2,504	-	23,600
Total	$ 21,425	$ 15,655	$ 3,890	$ -	$ 23,600
Other Information

The following is a summary of the inputs used, as of September 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,512,523	$ 2,495,164	$ 12,359	$ 5,000
Consumer Staples	916,614	916,614	-	-
Energy	672,971	651,024	7,372	14,575
Financials	1,241,735	1,238,153	391	3,191
Health Care	1,244,772	1,076,345	156,170	12,257
Industrials	549,731	543,155	6,576	-
Information Technology	4,402,558	4,398,887	404	3,267
Materials	1,007,556	1,007,556	-	-
Telecommunication Services	98,967	97,537	1,430	-
Utilities	9,220	9,220	-	-
Notes	1,505	-	-	1,505
Money Market Funds	1,301,760	1,301,760	-	-
Total Investments in Securities:	$ 13,959,912	$ 13,735,415	$ 184,702	$ 39,795
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 25,420
Total Realized Gain (Loss)	94
Total Unrealized Gain (Loss)	2,270
Cost of Purchases	15,798
Proceeds of Sales	(3,787)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 39,795
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2010	$ (421)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At September 30, 2010, the cost of investment securities for income tax purposes was $11,045,102,000. Net unrealized appreciation aggregated $2,914,810,000, of which $3,140,083,000 related to appreciated investment securities and $225,273,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For restricted debt securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Contrafund® -
Contrafund
Class K

September 30, 2010

1.807733.106

CON-QTLY-1110

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 18.7%
Auto Components - 0.0%
Autoliv, Inc. (c)	66,100	$ 4,318
Gentex Corp.	1,402,208	27,357
		31,675
Automobiles - 0.6%
BYD Co. Ltd. (H Shares) (c)	15,589,500	125,275
Ford Motor Co. (a)	6,851,400	83,861
Geely Automobile Holdings Ltd. (c)	197,505,000	98,002
Honda Motor Co. Ltd. sponsored ADR	565,144	20,113
Hyundai Motor Co.	533,504	71,586
		398,837
Diversified Consumer Services - 0.2%
Ambow Education Holding Ltd. ADR	1,800,099	17,929
Anhanguera Educacional Participacoes SA unit	240,000	4,251
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	173,993	16,978
Strayer Education, Inc. (c)	390,338	68,114
		107,272
Hotels, Restaurants & Leisure - 5.2%
7 Days Group Holdings Ltd. ADR	805,204	14,486
Cafe de Coral Holdings Ltd.	5,784,000	16,437
China Lodging Group Ltd. ADR	563,467	13,225
Chipotle Mexican Grill, Inc. (a)(d)	3,000,580	516,100
Ctrip.com International Ltd. sponsored ADR (a)	2,828,400	135,056
Home Inns & Hotels Management, Inc. sponsored ADR (a)	2,249,859	111,233
InterContinental Hotel Group PLC	1,979,100	35,340
Las Vegas Sands Corp. (a)(c)	3,527,400	122,930
Little Sheep Group Ltd.	33,986,000	22,996
Marriott International, Inc. Class A	1,694,800	60,725
McDonald's Corp.	22,789,570	1,698,051
Panera Bread Co. Class A (a)	299,200	26,512
Sands China Ltd.	19,190,400	34,626
Starbucks Corp.	11,067,500	283,107
Tim Hortons, Inc. (d)	11,653,332	424,298
WMS Industries, Inc. (a)	746,657	28,425
Wynn Macau Ltd.	3,900,800	6,747
		3,550,294
Household Durables - 0.1%
iRobot Corp. (a)	716,623	13,308
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Tempur-Pedic International, Inc. (a)	1,347,191	$ 41,763
Whirlpool Corp.	264,100	21,382
		76,453
Internet & Catalog Retail - 2.1%
Amazon.com, Inc. (a)	5,708,608	896,594
ASOS PLC (a)	1,572,600	28,040
Expedia, Inc.	1,213,000	34,219
Liberty Media Corp. Interactive Series A (a)	1,889,055	25,899
MakeMyTrip Ltd.	196,100	7,591
Netflix, Inc. (a)	82,139	13,320
Ocado Group PLC (a)(c)	14,963,116	30,817
Priceline.com, Inc. (a)	1,152,500	401,462
Start Today Co. Ltd.	2,108	5,879
		1,443,821
Leisure Equipment & Products - 0.1%
Hasbro, Inc.	439,200	19,549
Mattel, Inc.	1,169,800	27,444
		46,993
Media - 4.5%
CKX, Inc. (a)	631,193	3,093
Comcast Corp. Class A	335,500	6,066
DIRECTV (a)	12,980,609	540,383
Discovery Communications, Inc. (a)(d)	13,605,405	592,515
DreamWorks Animation SKG, Inc. Class A (a)	1,451,318	46,312
Legend Pictures Holdings LLC (g)	27,800	20,850
Liberty Global, Inc. Class A (a)	222,100	6,843
Liberty Media Corp.:
Capital Series A (a)	1,056,502	55,001
Starz Series A (a)	869,711	56,427
Naspers Ltd. Class N	771,400	37,717
ReachLocal, Inc.	611,029	8,420
Scripps Networks Interactive, Inc. Class A	4,821,352	229,400
The Walt Disney Co.	41,134,619	1,361,967
The Weinstein Co. Holdings, LLC Class A-1 (a)(g)	41,234	15,463
Viacom, Inc. Class B (non-vtg.)	532,700	19,278
Virgin Media, Inc.	1,919,600	44,189
		3,043,924
Multiline Retail - 0.9%
99 Cents Only Stores (a)	2,509,176	47,373
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Big Lots, Inc. (a)	1,288,300	$ 42,836
Dollar General Corp.	1,049,200	30,689
Dollar Tree, Inc. (a)(d)	9,194,500	448,324
Dollarama, Inc.	1,471,150	38,682
Dollarama, Inc. (e)	1,194,200	31,400
Golden Eagle Retail Group Ltd. (H Shares)	481,000	1,364
		640,668
Specialty Retail - 2.9%
Aeropostale, Inc. (a)	1,911,250	44,437
AutoZone, Inc. (a)	325,600	74,533
Bed Bath & Beyond, Inc. (a)	3,486,400	151,345
Belle International Holdings Ltd.	36,072,000	72,432
Chico's FAS, Inc.	1,990,095	20,936
DSW, Inc. Class A (a)(c)	158,600	4,552
Hengdeli Holdings Ltd.	832,000	385
I.T Ltd.	1,774,000	1,214
Inditex SA	155,804	12,378
J. Crew Group, Inc. (a)(c)(d)	6,383,053	214,598
L'Occitane Ltd.	1,516,000	4,220
Lumber Liquidators Holdings, Inc. (a)	866,248	21,284
Mr. Price Group Ltd.	572,218	4,515
O'Reilly Automotive, Inc. (a)	1,486,400	79,076
Ross Stores, Inc.	3,737,494	204,142
rue21, Inc. (c)	395,816	10,216
TJX Companies, Inc. (d)	20,482,062	914,114
Tractor Supply Co.	374,200	14,841
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	275,000	8,030
Urban Outfitters, Inc. (a)	3,681,900	115,759
		1,973,007
Textiles, Apparel & Luxury Goods - 2.1%
Anta Sports Products Ltd.	10,602,000	24,568
Burberry Group PLC	4,045,300	66,092
China Dongxiang Group Co. Ltd.	4,231,000	2,432
Coach, Inc.	1,469,522	63,131
Deckers Outdoor Corp. (a)	983,672	49,144
Li Ning Co. Ltd.	1,750,000	5,312
Maidenform Brands, Inc. (a)(d)	1,301,417	37,546
NIKE, Inc. Class B	12,630,500	1,012,208
Phillips-Van Heusen Corp.	519,419	31,248
Polo Ralph Lauren Corp. Class A	621,700	55,866
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Steven Madden Ltd. (a)(d)	1,453,723	$ 59,690
Titan Industries Ltd.	115,033	8,450
Warnaco Group, Inc. (a)	140,000	7,158
		1,422,845
TOTAL CONSUMER DISCRETIONARY		12,735,789
CONSUMER STAPLES - 7.0%
Beverages - 2.5%
Anheuser-Busch InBev SA NV	2,499,949	147,074
Boston Beer Co., Inc. Class A (a)	214,207	14,324
C&C Group PLC	3,481,252	15,283
Coca-Cola FEMSA SAB de CV sponsored ADR	142,700	11,162
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	154,300	19,099
Diageo PLC sponsored ADR	384,500	26,534
Dr Pepper Snapple Group, Inc.	1,509,400	53,614
Hansen Natural Corp. (a)	140,000	6,527
The Coca-Cola Co.	23,650,891	1,384,050
Tsingtao Brewery Co. Ltd. (H Shares)	6,720,000	38,714
		1,716,381
Food & Staples Retailing - 0.5%
Bim Birlesik Magazalar AS JSC	211,000	6,090
Costco Wholesale Corp.	1,696,323	109,396
Drogasil SA	719,900	18,363
Koninklijke Ahold NV	4,959,215	66,857
Shoprite Holdings Ltd.	540,200	7,669
Tesco PLC	17,524,576	116,728
Wal-Mart de Mexico SA de CV Series V	16,006,300	40,109
Whole Foods Market, Inc. (a)	175,300	6,505
		371,717
Food Products - 1.3%
China Yurun Food Group Ltd.	3,908,000	14,506
Diamond Foods, Inc. (c)(d)	1,248,700	51,184
General Mills, Inc.	2,970,900	108,557
Green Mountain Coffee Roasters, Inc. (a)	984,400	30,703
Hershey Co.	246,700	11,740
Nestle SA	4,736,274	252,373
Shenguan Holdings Group Ltd.	5,956,000	6,985
Tingyi (Cayman Islands) Holding Corp.	36,416,000	100,439
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
TreeHouse Foods, Inc. (a)(d)	3,408,796	$ 157,145
Want Want China Holdings Ltd.	139,824,000	129,750
		863,382
Household Products - 2.0%
Colgate-Palmolive Co.	10,852,211	834,101
Procter & Gamble Co.	8,915,219	534,646
		1,368,747
Personal Products - 0.7%
BaWang International (Group) Holding Ltd. (c)	37,766,000	16,744
Estee Lauder Companies, Inc. Class A	3,484,300	220,312
Hengan International Group Co. Ltd.	7,698,000	76,742
Hypermarcas SA (a)	3,332,400	51,079
Natura Cosmeticos SA	808,600	21,823
Nu Skin Enterprises, Inc. Class A	2,264,910	65,229
		451,929
TOTAL CONSUMER STAPLES		4,772,156
ENERGY - 5.0%
Energy Equipment & Services - 0.5%
Schlumberger Ltd.	5,307,300	326,983
Seadrill Ltd.	704,000	20,344
		347,327
Oil, Gas & Consumable Fuels - 4.5%
Anadarko Petroleum Corp.	2,571,587	146,709
Apache Corp.	801,700	78,374
Birchcliff Energy Ltd. (a)(d)	8,465,100	72,082
Canadian Natural Resources Ltd.	5,224,912	180,758
Cimarex Energy Co.	100,000	6,618
Clean Energy Fuels Corp. (a)(c)(d)	4,815,309	68,426
Concho Resources, Inc. (a)	4,044,239	267,607
Concho Resources, Inc. (a)(g)	626,220	37,293
Crescent Point Energy Corp. (c)	1,811,700	66,762
Crescent Point Energy Corp. (e)	416,700	15,356
EnCana Corp.	1,170,648	35,378
EOG Resources, Inc.	2,711,757	252,112
Gran Tierra Energy, Inc. (a)	1,083,200	8,360
Ivanhoe Energy, Inc. (a)(c)	12,036,400	25,623
Ivanhoe Energy, Inc. (a)(e)	3,282,000	6,987
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Ivanhoe Energy, Inc. warrants 1/26/11 (a)(e)	820,500	$ 5
Mariner Energy, Inc. (a)	1,500,000	36,345
Niko Resources Ltd.	583,700	57,454
Noble Energy, Inc. (d)	12,933,936	971,209
Northern Oil & Gas, Inc. (a)	1,132,805	19,190
Oasis Petroleum, Inc. (a)	1,650,500	31,970
Occidental Petroleum Corp.	6,227,641	487,624
OGX Petroleo e Gas Participacoes SA (a)	1,426,300	18,544
Pacific Rubiales Energy Corp. (a)	921,700	25,920
Petroplus Holdings AG	2,965,280	35,978
Sunoco, Inc.	544,000	19,856
TransAtlantic Petroleum Ltd. (a)(e)	4,894,651	14,416
Venoco, Inc. (a)(c)	700,000	13,741
Whiting Petroleum Corp. (a)	444,864	42,489
		3,043,186
TOTAL ENERGY		3,390,513
FINANCIALS - 9.7%
Capital Markets - 0.3%
Charles Schwab Corp.	711,775	9,894
Franklin Resources, Inc.	184,100	19,680
Morgan Stanley	3,114,100	76,856
T. Rowe Price Group, Inc.	1,600,596	80,134
		186,564
Commercial Banks - 3.6%
Banco Do Brasil SA	775,300	14,598
Banco Macro SA sponsored ADR	111,600	4,971
Banco Santander Chile sponsored ADR	146,500	14,145
BOK Financial Corp.	125,000	5,641
China Construction Bank Corp. (H Shares)	29,368,000	25,738
Dena Bank	825,716	1,975
HDFC Bank Ltd. sponsored ADR	306,900	56,583
Itau Unibanco Banco Multiplo SA:
ADR	984,870	23,814
ADR (a)(e)	14,421,700	348,717
M&T Bank Corp. (c)	791,000	64,712
Metro Bank PLC Class A (a)(d)(g)	1,089,000	12,831
PT Bank Central Asia Tbk	29,479,000	22,130
Royal Bank of Canada (c)	709,700	36,970
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Standard Bank Group Ltd.	860,500	$ 13,703
Standard Chartered PLC (United Kingdom)	10,806,111	309,979
State Bank of India	600,025	43,625
Wells Fargo & Co.	57,469,915	1,444,219
		2,444,351
Consumer Finance - 0.2%
American Express Co.	2,320,833	97,545
Cardtronics, Inc. (a)	402,800	6,215
Credit Acceptance Corp. (a)	138,880	8,411
Green Dot Corp. (c)	77,500	3,757
		115,928
Diversified Financial Services - 0.7%
Banco ABC Brasil SA	776,100	7,378
Citigroup, Inc. (a)	9,154,600	35,703
Hong Kong Exchanges and Clearing Ltd.	2,110,800	41,569
JPMorgan Chase & Co.	9,656,829	367,635
PHH Corp. (a)	261,098	5,499
		457,784
Insurance - 4.8%
ACE Ltd.	264,478	15,406
Admiral Group PLC	6,001,059	157,060
Berkshire Hathaway, Inc. Class A (a)(c)	20,551	2,558,600
CNinsure, Inc. ADR (c)	178,900	4,181
Fairfax Financial Holdings Ltd. (sub. vtg.)	243,822	99,306
MetLife, Inc.	3,303,100	127,004
The Chubb Corp.	5,083,900	289,731
The Travelers Companies, Inc.	250,915	13,073
		3,264,361
Real Estate Investment Trusts - 0.1%
Simon Property Group, Inc.	505,020	46,836
Starwood Property Trust, Inc.	410,000	8,147
		54,983
Real Estate Management & Development - 0.0%
BR Malls Participacoes SA	751,000	6,195
CB Richard Ellis Group, Inc. Class A (a)	663,302	12,125
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Jones Lang LaSalle, Inc.	35,117	$ 3,030
Wharf Holdings Ltd.	2,820,000	18,136
		39,486
TOTAL FINANCIALS		6,563,457
HEALTH CARE - 9.1%
Biotechnology - 2.2%
Abraxis BioScience, Inc. (a)	110,000	8,507
Acorda Therapeutics, Inc. (a)	60,000	1,981
Alexion Pharmaceuticals, Inc. (a)	1,088,281	70,042
AVEO Pharmaceuticals, Inc.	14,299	159
Biogen Idec, Inc. (a)	1,547,500	86,846
BioMarin Pharmaceutical, Inc. (a)	671,560	15,009
Celgene Corp. (a)	3,969,104	228,660
Gilead Sciences, Inc. (a)	22,975,897	818,172
Human Genome Sciences, Inc. (a)	3,131,596	93,290
Incyte Corp. (a)	3,641,800	58,232
Medivation, Inc. (a)(c)(d)	3,295,635	42,843
Targacept, Inc. (a)(d)	1,583,129	35,367
Theravance, Inc. (a)	191,934	3,858
United Therapeutics Corp. (a)	938,400	52,560
Vertex Pharmaceuticals, Inc. (a)	468,600	16,200
		1,531,726
Health Care Equipment & Supplies - 1.2%
Alcon, Inc.	488,600	81,494
American Medical Systems Holdings, Inc. (a)	482,169	9,441
Becton, Dickinson & Co.	222,648	16,498
C. R. Bard, Inc.	488,040	39,741
Covidien PLC	1,732,008	69,609
Cyberonics, Inc. (a)	650,030	17,343
DENTSPLY International, Inc.	309,427	9,892
Edwards Lifesciences Corp. (a)	3,434,958	230,314
Gen-Probe, Inc. (a)	453,605	21,982
Hill-Rom Holdings, Inc.	2,127,738	76,365
Intuitive Surgical, Inc. (a)	122,600	34,787
Microport Scientific Corp.	1,359,000	1,515
Neogen Corp. (a)	98,101	3,321
NuVasive, Inc. (a)(c)	500,093	17,573
ResMed, Inc. (a)	1,486,400	48,769
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	23,832,000	$ 67,881
superDimension Ltd. (a)	48,567	1,041
superDimension Ltd. warrants 6/16/20 (a)	12,142	0
Thoratec Corp. (a)	707,620	26,168
Volcano Corp. (a)	1,624,600	42,207
		815,941
Health Care Providers & Services - 0.9%
AmerisourceBergen Corp.	127,100	3,897
Cardinal Health, Inc.	315,300	10,418
Diagnosticos da America SA	525,000	6,221
Express Scripts, Inc. (a)	1,604,400	78,134
HMS Holdings Corp. (a)	743,700	43,834
Humana, Inc. (a)	130,000	6,531
Magellan Health Services, Inc. (a)	934,600	44,151
Medco Health Solutions, Inc. (a)	6,455,102	336,053
Sinopharm Group Co. Ltd. (H Shares)	2,357,200	9,737
UnitedHealth Group, Inc.	1,200,000	42,132
		581,108
Health Care Technology - 0.5%
Cerner Corp. (a)	2,348,089	197,216
MedAssets, Inc. (a)	881,100	18,538
Quality Systems, Inc. (c)(d)	1,809,185	119,967
		335,721
Life Sciences Tools & Services - 0.9%
Fluidigm Corp. (a)	28,439	57
Life Technologies Corp. (a)	1,475,300	68,882
Mettler-Toledo International, Inc. (a)(d)	3,234,900	402,551
QIAGEN NV (a)	784,459	13,916
Waters Corp. (a)	1,868,657	132,264
		617,670
Pharmaceuticals - 3.4%
Abbott Laboratories	14,149,983	739,195
Allergan, Inc.	194,600	12,947
AstraZeneca PLC (United Kingdom)	6,752,539	342,773
Auxilium Pharmaceuticals, Inc. (a)	175,000	4,337
Bayer AG	210,335	14,668
Bristol-Myers Squibb Co.	1,729,500	46,887
Dr. Reddy's Laboratories Ltd. sponsored ADR (c)	1,573,200	50,689
Forest Laboratories, Inc. (a)	533,300	16,495
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Johnson & Johnson	1,003,000	$ 62,146
MAP Pharmaceuticals, Inc. (a)	775,598	11,867
Medicis Pharmaceutical Corp. Class A	226,100	6,704
Novo Nordisk AS Series B	3,292,876	325,886
NuPathe, Inc.	665,000	4,795
Optimer Pharmaceuticals, Inc. (a)	461,976	4,236
Perrigo Co.	1,831,000	117,587
Salix Pharmaceuticals Ltd. (a)	1,282,800	50,953
Shionogi & Co. Ltd.	640,000	11,690
Shire PLC	4,867,000	109,571
Teva Pharmaceutical Industries Ltd. sponsored ADR	3,554,400	187,495
Valeant Pharmaceuticals International, Inc. (c)	5,825,677	146,951
Warner Chilcott PLC	537,826	12,069
		2,279,941
TOTAL HEALTH CARE		6,162,107
INDUSTRIALS - 3.9%
Aerospace & Defense - 0.1%
DigitalGlobe, Inc. (a)	520,955	15,837
TransDigm Group, Inc.	228,600	14,185
United Technologies Corp.	502,800	35,814
		65,836
Air Freight & Logistics - 0.6%
Air Lease Corp. Class A (a)(e)	1,624,500	33,302
C.H. Robinson Worldwide, Inc.	5,719,225	399,888
Expeditors International of Washington, Inc.	148,300	6,856
		440,046
Airlines - 0.1%
Southwest Airlines Co.	3,060,700	40,003
Building Products - 0.0%
Armstrong World Industries, Inc. (a)	180,000	7,472
Commercial Services & Supplies - 0.4%
Interface, Inc. Class A	300,725	4,279
Republic Services, Inc.	220,000	6,708
Stericycle, Inc. (a)	2,883,385	200,338
Waste Connections, Inc. (a)	867,964	34,423
		245,748
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - 0.0%
Jacobs Engineering Group, Inc. (a)	385,772	$ 14,929
Larsen & Toubro Ltd.	325,000	14,971
		29,900
Electrical Equipment - 0.4%
American Superconductor Corp. (a)(c)	1,655,813	51,496
Cooper Industries PLC Class A	3,332,141	163,042
Roper Industries, Inc.	431,300	28,112
Sensata Technologies Holding BV	675,300	13,344
		255,994
Industrial Conglomerates - 0.1%
3M Co.	485,300	42,080
Beijing Enterprises Holdings Ltd.	3,563,500	25,352
General Electric Co.	398,000	6,468
Koc Holding AS	934,596	4,458
		78,358
Machinery - 1.2%
AGCO Corp. (a)	180,000	7,022
ArvinMeritor, Inc. (a)	1,577,247	24,510
Ashok Leyland Ltd.	2,491,240	4,030
Caterpillar, Inc.	450,000	35,406
China Automation Group Ltd. (d)	54,553,000	44,014
Cummins, Inc.	1,103,100	99,919
Danaher Corp.	9,980,018	405,289
PACCAR, Inc.	3,657,941	176,130
SmartHeat, Inc. (a)(c)(d)	1,963,155	12,250
Tata Motors Ltd. sponsored ADR (c)	1,426,600	36,393
		844,963
Professional Services - 0.1%
51job, Inc. sponsored ADR (a)(c)	216,854	8,126
IHS, Inc. Class A (a)	586,647	39,892
		48,018
Road & Rail - 0.8%
Canadian National Railway Co.	3,964,800	253,593
CSX Corp.	1,835,000	101,512
Hertz Global Holdings, Inc. (a)(c)	499,600	5,291
Localiza Rent A Car SA	500,000	8,325
Norfolk Southern Corp.	692,000	41,181
Union Pacific Corp.	1,488,300	121,743
		531,645
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.1%
W.W. Grainger, Inc.	700,600	$ 83,448
TOTAL INDUSTRIALS		2,671,431
INFORMATION TECHNOLOGY - 32.0%
Communications Equipment - 2.0%
Acme Packet, Inc. (a)	2,024,348	76,804
Adtran, Inc.	1,158,500	40,895
Aruba Networks, Inc. (a)	2,439,289	52,054
BYD Electronic International Co. Ltd.	34,776,500	19,990
Cisco Systems, Inc. (a)	15,580,032	341,203
F5 Networks, Inc. (a)	3,514,379	364,828
HTC Corp.	6,904,650	156,904
JDS Uniphase Corp. (a)	2,220,100	27,507
Juniper Networks, Inc. (a)	2,149,789	65,246
Motorola, Inc. (a)	4,182,800	35,679
QUALCOMM, Inc.	4,105,143	185,224
Riverbed Technology, Inc. (a)	105,000	4,786
		1,371,120
Computers & Peripherals - 8.8%
Apple, Inc. (a)	16,371,747	4,645,476
EMC Corp. (a)	14,469,400	293,874
Hewlett-Packard Co.	12,598,249	530,008
Isilon Systems, Inc. (a)	400,000	8,912
Lexmark International, Inc. Class A (a)	709,100	31,640
NetApp, Inc. (a)	9,191,000	457,620
Synaptics, Inc. (a)	112,480	3,165
		5,970,695
Electronic Equipment & Components - 1.0%
Agilent Technologies, Inc. (a)	888,205	29,639
Amphenol Corp. Class A (d)	10,161,212	497,696
E Ink Holdings, Inc. (a)	5,349,000	10,389
E Ink Holdings, Inc. GDR (a)(e)	471,100	9,138
Fabrinet (a)	203,780	3,224
FLIR Systems, Inc. (a)	1,422,502	36,558
IPG Photonics Corp. (a)	412,664	9,962
Plexus Corp. (a)	1,294,361	37,989
Power-One, Inc. (a)(c)	1,127,700	10,251
Wasion Group Holdings Ltd. (c)	26,498,000	20,320
		665,166
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 6.4%
Akamai Technologies, Inc. (a)	1,080,100	$ 54,199
Baidu.com, Inc. sponsored ADR (a)	1,904,900	195,481
Constant Contact, Inc. (a)(c)(d)	1,854,870	39,750
eBay, Inc. (a)	8,465,200	206,551
Google, Inc. Class A (a)	6,376,448	3,352,673
LivePerson, Inc. (a)	1,715,128	14,407
LogMeIn, Inc. (a)	1,115,303	40,129
Mercadolibre, Inc. (a)(c)	1,090,206	78,691
Open Text Corp. (a)	239,500	11,303
Tencent Holdings Ltd.	10,685,900	233,578
VistaPrint Ltd. (a)	833,512	32,215
WebMD Health Corp. (a)	1,230,204	61,350
		4,320,327
IT Services - 3.1%
Accenture PLC Class A	8,049,200	342,011
Cognizant Technology Solutions Corp. Class A (a)	3,808,822	245,555
Fidelity National Information Services, Inc.	3,130,758	84,937
Fiserv, Inc. (a)	522,600	28,126
Hewitt Associates, Inc. Class A (a)	758,300	38,241
hiSoft Technology International Ltd. ADR (a)	372,900	9,170
iGate Corp.	1,424,142	25,834
International Business Machines Corp.	100,200	13,441
MasterCard, Inc. Class A	244,738	54,821
Redecard SA	2,248,300	35,072
Sapient Corp.	615,000	7,362
VeriFone Holdings, Inc. (a)	260,000	8,078
Visa, Inc. Class A	16,605,993	1,233,161
		2,125,809
Semiconductors & Semiconductor Equipment - 5.9%
Altera Corp. (d)	17,422,800	525,472
Analog Devices, Inc.	2,587,200	81,186
Applied Micro Circuits Corp. (a)	600,000	6,000
ARM Holdings PLC sponsored ADR (c)	10,063,000	188,782
ASML Holding NV	1,743,900	51,846
Atheros Communications, Inc. (a)	1,530,599	40,331
Atmel Corp. (a)	5,235,500	41,675
Avago Technologies Ltd. (a)	9,744,990	219,360
Broadcom Corp. Class A	11,712,900	414,520
Cavium Networks, Inc. (a)(c)(d)	2,476,116	71,213
Cirrus Logic, Inc. (a)(c)(d)	4,672,050	83,349
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Cree, Inc. (a)	2,896,500	$ 157,251
GT Solar International, Inc. (a)	1,656,700	13,867
Intel Corp.	234,950	4,518
Lam Research Corp. (a)	169,000	7,073
Linear Technology Corp.	4,480,400	137,683
Marvell Technology Group Ltd. (a)	27,437,114	480,424
Maxim Integrated Products, Inc.	2,266,700	41,957
Micrel, Inc. (c)(d)	6,246,986	61,595
Microchip Technology, Inc. (c)	225,800	7,101
Netlogic Microsystems, Inc. (a)(c)(d)	3,191,930	88,033
Novellus Systems, Inc. (a)	1,976,800	52,543
NVIDIA Corp. (a)	17,296,056	202,018
Power Integrations, Inc.	185,600	5,900
Samsung Electronics Co. Ltd.	845,537	576,174
Skyworks Solutions, Inc. (a)(d)	12,194,865	252,190
SMA Solar Technology AG (c)	104,700	11,567
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	7,682,980	77,905
Trina Solar Ltd. ADR (a)(c)	476,700	14,387
TriQuint Semiconductor, Inc. (a)	4,930,823	47,336
Xilinx, Inc.	1,796,000	47,792
		4,011,048
Software - 4.8%
Activision Blizzard, Inc.	3,715,564	40,202
ANSYS, Inc. (a)	130,333	5,507
ArcSight, Inc. (a)	542,500	23,631
Ariba, Inc. (a)	1,584,500	29,947
Autonomy Corp. PLC (a)	520,900	14,836
BMC Software, Inc. (a)	5,713,647	231,288
CA, Inc.	664,800	14,041
Check Point Software Technologies Ltd. (a)	7,550,200	278,829
ChinaCache International Holdings Ltd. sponsored ADR (a)	145,400	2,021
Citrix Systems, Inc. (a)	7,232,900	493,573
ebix.com, Inc. (a)	305,958	7,175
Fortinet, Inc.	1,438,260	35,957
Informatica Corp. (a)(d)	4,719,057	181,259
Intuit, Inc. (a)	3,814,100	167,096
NetSuite, Inc. (a)	23,600	556
Oracle Corp.	28,794,000	773,119
QLIK Technologies, Inc.	723,300	15,949
RealPage, Inc.	354,681	6,767
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Red Hat, Inc. (a)	2,525,525	$ 103,547
Rovi Corp. (a)	3,909,352	197,070
Salesforce.com, Inc. (a)	4,034,435	451,050
SolarWinds, Inc. (a)	2,358,085	40,701
Solera Holdings, Inc.	1,146,383	50,624
Sourcefire, Inc. (a)	389,751	11,240
SuccessFactors, Inc. (a)	576,544	14,477
TeleNav, Inc.	277,000	1,465
TIBCO Software, Inc. (a)	3,786,700	67,176
Trion World Network, Inc. warrants 8/10/17 (a)(g)	124,282	0
VanceInfo Technologies, Inc. ADR (a)	933,953	30,204
		3,289,307
TOTAL INFORMATION TECHNOLOGY		21,753,472
MATERIALS - 7.7%
Chemicals - 0.6%
Ecolab, Inc.	1,958,563	99,377
Huabao International Holdings Ltd.	140,281,000	218,765
Lubrizol Corp.	85,800	9,092
PPG Industries, Inc.	95,000	6,916
STR Holdings, Inc. (c)(d)	2,475,996	53,333
		387,483
Construction Materials - 0.0%
Ultratech Cement Ltd.	210,100	5,009
Containers & Packaging - 0.0%
Crown Holdings, Inc. (a)	226,100	6,480
Metals & Mining - 7.1%
Alamos Gold, Inc.	1,766,600	30,120
Allied Nevada Gold Corp. (a)	1,742,300	46,049
Andean Resources Ltd. (a)	952,547	5,838
Andean Resources Ltd. (a)(e)	5,454,200	33,136
AngloGold Ashanti Ltd. sponsored ADR	6,528,536	301,880
Aurizon Mines Ltd. (a)	3,342,200	23,066
B2Gold Corp. (a)(d)	17,539,437	32,735
B2Gold Corp. (a)(d)(e)	5,850,000	10,918
Eldorado Gold Corp.	27,085,088	500,761
Franco-Nevada Corp. (d)	9,331,100	293,607
Franco-Nevada Corp. (d)(e)	695,100	21,872
Franco-Nevada Corp. warrants 6/16/17 (a)(e)	347,550	2,736
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Freeport-McMoRan Copper & Gold, Inc.	78,500	$ 6,703
Fronteer Gold, Inc. (a)	900,000	6,448
Gabriel Resources Ltd. (a)	701,300	4,063
Goldcorp, Inc.	16,066,983	698,123
Golden Star Resources Ltd. Cda (a)	2,699,900	13,306
Ivanhoe Mines Ltd. (a)	19,750,100	463,443
Kinross Gold Corp. (e)	1,053,287	19,760
Kinross Gold Corp.	36,646,340	687,508
Kinross Gold Corp.:
warrants 9/17/14 (a)(e)	65,164	279
warrants 9/17/14 (a)	1,223,794	5,234
Molycorp, Inc.	579,600	16,397
New Gold, Inc. (a)	10,027,700	67,257
Newcrest Mining Ltd.	22,585,251	866,077
Novagold Resources, Inc. (a)	2,153,400	18,692
Osisko Mining Corp. (a)	1,318,000	18,769
Randgold Resources Ltd. sponsored ADR	4,964,255	503,673
Romarco Minerals, Inc. (a)	5,967,900	13,053
San Gold Corp. (a)	12,114,200	38,506
Silver Wheaton Corp. (a)	1,387,400	36,952
Tahoe Resources, Inc. (e)	3,263,300	29,056
Ventana Gold Corp. (a)	1,659,700	16,859
		4,832,876
TOTAL MATERIALS		5,231,848
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.1%
China Unicom (Hong Kong) Ltd. sponsored ADR	3,049,951	44,407
Wireless Telecommunication Services - 0.6%
American Tower Corp. Class A (a)	3,879,500	198,863
Clearwire Corp. Class A (a)	2,758,498	22,316
SOFTBANK CORP.	235,000	7,690
Sprint Nextel Corp. (a)	38,276,700	177,221
Syniverse Holdings, Inc. (a)	62,931	1,427
Vivo Participacoes SA sponsored ADR	743,300	20,195
		427,712
TOTAL TELECOMMUNICATION SERVICES		472,119
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 0.1%
Electric Utilities - 0.0%
Companhia Paranaense de Energia-Copel (PN-B) sponsored ADR (c)	479,425	$ 10,667
Multi-Utilities - 0.1%
YTL Corp. Bhd	24,945,630	60,606
TOTAL UTILITIES		71,273
TOTAL COMMON STOCKS (Cost $44,977,666)		63,824,165
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.1%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Ning, Inc. Series D 8.00% (a)(g)	4,021,166	23,705
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
superDimension Ltd. 6.00% (a)(g)	698,064	14,960
Life Sciences Tools & Services - 0.0%
Fluidigm Corp. (a)	1,313,082	9,192
TOTAL HEALTH CARE		24,152
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
Digg, Inc. Series C, 8.00% (a)(g)	410,013	3,075
Software - 0.0%
Trion World Network, Inc.:
Series C, 8.00% (a)(g)	3,950,196	16,907
Series C-1, 8.00% (a)(g)	310,705	1,330
		18,237
TOTAL INFORMATION TECHNOLOGY		21,312
TOTAL CONVERTIBLE PREFERRED STOCKS		69,169
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Life Sciences Tools & Services - 0.0%
Fluidigm Corp. Series E (a)	28,439	$ 199
TOTAL PREFERRED STOCKS (Cost $89,551)		69,368
Money Market Funds - 7.3%

Fidelity Cash Central Fund, 0.25% (f)	4,182,668,347	4,182,668
Fidelity Securities Lending Cash Central Fund, 0.26% (b)(f)	757,149,881	757,150
TOTAL MONEY MARKET FUNDS (Cost $4,939,818)		4,939,818
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $50,007,035)		68,833,351
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(873,888)
NET ASSETS - 100%		$ 67,959,463
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $577,078,000 or 0.8% of net assets.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's report of Independent Registered Accounting Firm, are available on the SEC's website or upon request.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $146,414,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Concho Resources, Inc.	7/20/10	$ 28,368
Digg, Inc. Series C, 8.00%	9/23/08	$ 4,317
Legend Pictures Holdings LLC	9/23/10	$ 20,850
Metro Bank PLC Class A	12/8/09	$ 13,307
Ning, Inc. Series D 8.00%	3/19/08	$ 28,751
Security	Acquisition Date	Acquisition Cost (000s)
superDimension Ltd. 6.00%	2/27/08 - 5/22/08	$ 14,960
The Weinstein Co. Holdings, LLC Class A-1	10/19/05	$ 41,234
Trion World Network, Inc. warrants 8/10/17	8/10/10	$ 0*
Trion World Network, Inc. Series C, 8.00%	8/22/08	$ 21,691
Trion World Network, Inc. Series C-1, 8.00%	8/10/10	$ 1,706
* Amount represents less than $1,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 6,209
Fidelity Securities Lending Cash Central Fund	7,785
Total	$ 13,994
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Altera Corp.	$ 116,941	$ 310,195	$ -	$ 1,914	$ 525,472
Amphenol Corp. Class A	407,853	58,856	-	429	497,696
AsiaInfo Holdings, Inc.	82,360	-	57,955	-	-
B2Gold Corp.	14,609	16,640	-	-	43,653
Birchcliff Energy Ltd.	84,025	5,948	12,745	-	72,082
Cavium Networks, Inc.	-	64,683	-	-	71,213
China Automation Group Ltd.	23,686	19,788	-	350	44,014
Chipotle Mexican Grill, Inc.	222,182	51,809	-	-	516,100
Cirrus Logic, Inc.	-	61,754	-	-	83,349
Clean Energy Fuels Corp.	20,830	69,938	6,027	-	68,426
CommVault Systems, Inc.	12,290	51,268	53,136	-	-
Constant Contact, Inc.	23,641	8,677	-	-	39,750
Diamond Foods, Inc.	-	47,547	-	104	51,184
Discovery Communications, Inc.	335,683	102,771	6,486	-	592,515
Dollar Tree, Inc.	188,877	141,403	6,364	-	448,324
Franco-Nevada Corp.	222,316	50,867	-	1,815	315,479
Informatica Corp.	75,372	49,366	-	-	181,259
Ivanhoe Mines Ltd.	339,689	13,070	68,064	-	-
J. Crew Group, Inc.	282,965	2,840	-	-	214,598
Maidenform Brands, Inc.	-	35,983	-	-	37,546
MannKind Corp.	66,708	-	56,189	-	-
McAfee, Inc.	411,783	-	406,099	-	-
Medivation, Inc.	119,736	4,292	-	-	42,843
Metro Bank PLC Class A	13,200	-	-	-	12,831
Mettler-Toledo International, Inc.	316,051	25,883	-	-	402,551
Micrel, Inc.	-	67,023	-	402	61,595
Netlogic Microsystems, Inc.	-	103,981	12,894	-	88,033
Noble Energy, Inc.	956,758	39,326	69,913	7,098	971,209
Northern Oil & Gas, Inc.	44,836	24,549	64,678	-	-
Quality Systems, Inc.	123,381	25,933	32,428	1,532	119,967
Red Back Mining, Inc.	209,441	6,774	490,658	-	-
Skyworks Solutions, Inc.	-	178,139	-	-	252,190
SmartHeat, Inc.	46,779	2,113	11,231	-	12,250
Steven Madden Ltd.	-	49,040	-	-	59,690
STR Holdings, Inc.	-	51,850	-	-	53,333
Strayer Education, Inc.	104,192	95,732	80,578	1,617	-
Targacept, Inc.	31,733	1,327	-	-	35,367
Tim Hortons, Inc.	339,156	19,402	-	3,572	424,298
TJX Companies, Inc.	645,673	116,021	-	8,212	914,114
TreeHouse Foods, Inc.	122,751	10,750	-	-	157,145
Zymogenetics, Inc.	6,390	22,661	20,376	-	-
Total	$ 6,011,887	$ 2,008,199	$ 1,455,821	$ 27,045	$ 7,410,076
Other Information

The following is a summary of the inputs used, as of September 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 12,735,789	$ 12,658,257	$ 41,219	$ 36,313
Consumer Staples	4,772,156	4,772,156	-	-
Energy	3,390,513	3,353,215	37,298	-
Financials	6,587,162	6,548,651	1,975	36,536
Health Care	6,186,458	5,371,089	789,920	25,449
Industrials	2,671,431	2,638,129	33,302	-
Information Technology	21,774,784	21,751,451	2,021	21,312
Materials	5,231,848	5,231,848	-	-
Telecommunication Services	472,119	464,429	7,690	-
Utilities	71,273	71,273	-	-
Money Market Funds	4,939,818	4,939,818	-	-
Total Investments in Securities:	$ 68,833,351	$ 67,800,316	$ 913,425	$ 119,610
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 102,862
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	24,280
Cost of Purchases	23,796
Proceeds of Sales	(31,328)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 119,610
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2010	$ 1,480

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At September 30, 2010, the cost of investment securities for income tax purposes was $50,398,862,000. Net unrealized appreciation aggregated $18,434,489,000, of which $19,253,634,000 related to appreciated investment securities and $819,145,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Contrafund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Contrafund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 29, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 29, 2010